Other Current Assets, Net (Details) - Schedule of other current assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Current Assets Abstract
Prepayment for acquisition of short-term investments	¥ 390,000
Prepaid operating costs	12,594	15,206
Prepaid miscellaneous daily expenses	16,146	22,744
Other	2,790	1,997
Less: Allowance for current expected credit losses	(1,795)
Total	¥ 419,735	¥ 39,947